Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies
35.	Commitments and contingencies
(a)	Commitments

The Company has entered into certain supply agreements to provide dried cannabis and cannabis products to third parties. The contracts require the provision of various amounts of dried cannabis on or before certain dates. Should the Company not deliver the product in the agreed timeframe, financial penalties apply which may be paid either in product in-kind or cash. Under these agreements, the Company has accrued financial penalties payable as at December 31, 2021 of $2.5 million (December 31, 2020 - $1.5 million).

(b)	Contingencies

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of our business. Such proceedings, certain of which have been threatened against us, could include commercial litigation related to breach of contract claims brought by our customers, suppliers and contractors, as well as litigation related to termination of certain of our employees. The outcome of any litigation is inherently uncertain. Although we believe we have meritorious defenses against all currently pending and threatened proceedings and intend to vigorously defend all claims if they are brought, unfavorable rulings, judgements or settlement terms could have a material adverse impact on our business and results of operations.

In connection with our initial public offering (“IPO”), we and certain of our current and former officers and directors, as well as the underwriters of our IPO, were named as defendants in several putative shareholder class action lawsuits filed between September 9, 2019 and November 1, 2019. The cases were consolidated in two separate actions depending on the court in which they were first filed, one in the Supreme Court of New York, New York County, captioned In re Sundial Growers Inc. Securities Litigation, Index No. 655178/2019 (the “New York IPO Action”), and the other in the United States District Court for the Southern District of New York, captioned In re Sundial Growers Inc. Securities Litigation, Master Case No. 1:19-cv-08913-ALC (the “Federal IPO Action”). The complaints in each of the two consolidated actions assert claims under Sections 11, 12(a)(2), and 15 of the U.S. Securities Act of 1933, as amended (the “Securities Act”). They generally allege that we made material misstatements and omissions in the prospectus and registration statement in connection with the IPO with respect to, among other things, the failure to disclose systemic quality control issues as well as the return of cannabis and termination of the supply agreement by one of the Company’s customers. The complaint in the Federal IPO Action also includes allegations that we made misstatements as to revenue. The New York IPO Action was dismissed on May 15, 2020 and the dismissal was affirmed on February 16, 2021, by the Appellate Division, First Judicial Department, of the Supreme Court of New York.

In the Federal IPO Action, the court denied defendants’ motion to dismiss on March 30, 2021. On August 27, 2021, following a mediation, the parties notified the court that they had reached an agreement in principle to settle the Federal IPO Action. On December 2, 2021, the parties executed a settlement agreement, which was submitted to the court for approval on December 3, 2021 and remains subject to such court approval.

In connection with the settlement agreement, the Company has an unrecognized contingent asset of $2 million, representing the difference between the settlement amount and the deductible under the Company’s directors and officers insurance policy. A contingent asset is disclosed when an inflow of economic resources is probable. A receivable for the $2 million will not be recognized until written confirmation of payment is received from the insurers.

In addition, on May 7, 2020, the Company and certain of its current and former directors and officers were named as defendants in a lawsuit, captioned SUN, a Series of E Squared Investment Fund, LLC et al. v. Sundial Growers Inc. et al., Case No. 1:20-cv-03579-ALC, in the United States District Court for the Southern District of New York. The complaint asserts claims for alleged violations of U.S. federal securities laws, including Sections 12(a)(2) and 15 of the Securities Act of 1933 and Section 10(b) the Securities Exchange Act of 1934, as well as claims for breach of contract, fraud in the inducement and negligent misrepresentation. Among other things, the complaint alleges that the company made misrepresentations regarding the licensing and ability of Bridge Farm to export hemp and CBD to Europe, as well as regarding the quality of the Company’s cannabis. On September 30, 2021, the court granted defendants’ motion to dismiss and dismissed the case, dismissing the claims under the U.S. federal securities laws with prejudice and the remaining claims without prejudice.

The Company can provide no assurance as to the outcome of these proceedings or any other litigation matter in which we are a party. In particular, securities class action lawsuits are typically costly to defend, and divert the attention of management and other resources from operations and, accordingly, even if resolved in our favor, could have a material adverse effect on our business, financial condition, results of operations and liquidity and may force us to reduce or cease operations or seek relief under the applicable bankruptcy or insolvency laws.